Operating lease and other commitments (Tables)	3 Months Ended
Mar. 31, 2021
Summary of Operating lease right-of-use assets
(amounts in dollars)	Total
Balances as of January 1, 2021	$422,297
Renewed office lease	-
Accumulated amortization	(55,606)
Balances as of March 31, 2021	$366,691

(amounts in dollars)	Total
Balances as of January 1, 2020	$135,541
Renewed office lease	144,169
Accumulated amortization	(65,307)
Balances as of March 31, 2020	$214,403

Summary of operating lease liability
(amounts in dollars)	Total

Balances as of January 1, 2021	$425,620
Renewed office lease	-
Repayments of lease liability	(59,889)
Other	5,279
Balances as of March 31, 2021	$371,010
Lease liability due within one year	$33,381
Lease liability long term	$337,629

(amounts in dollars)	Total

Balances as of January 1, 2020	$147,036
Renewed office lease	144,169
Repayments of lease liability	(67,852)
Other	1,394
Balances as of March 31, 2020	$224,747
Lease liability due within one year	$100,473
Lease liability long term	$124,274